Debt, Finance Lease Obligations and Other Notes Payable (Tables)	12 Months Ended
Dec. 31, 2018
Debt, Finance Lease Obligations and Other Notes Payable
Schedule of outstanding Debt, Finance Lease Obligations and Other Notes Payable

	2018											2017
					Principal, Net
			Finance		of Finance		Interest				Effective
	Principal		Costs		Costs		Payable		Total		Interest Rate	Total
U.S. dollar Senior Notes:
6.625% Senior Notes due 2025 (1)	Ps.	11,803,800	Ps.	(239,434)	Ps.	11,564,366	Ps.	221,567	Ps.	11,785,933	7.10%	Ps.	11,767,246
4.625% Senior Notes due 2026 (1)		5,901,900		(34,359)		5,867,541		—		5,867,541	5.03%		5,986,123
8.50% Senior Notes due 2032 (1)		5,901,900		(23,402)		5,878,498		153,286		6,031,784	9.01%		6,039,897
6.625% Senior Notes due 2040 (1)		11,803,800		(133,223)		11,670,577		34,756		11,705,333	7.05%		12,044,646
5% Senior Notes due 2045 (1)		19,673,000		(446,794)		19,226,206		142,083		19,368,289	5.39%		19,383,708
6.125% Senior Notes due 2046 (1)		17,705,700		(128,859)		17,576,841		254,519		17,831,360	6.49%		18,053,545
Total U.S. dollar debt		72,790,100		(1,006,071)		71,784,029		806,211		72,590,240			73,275,165

Mexican peso debt:
7.38% Notes due 2020 (2)		10,000,000		(12,931)		9,987,069		118,900		10,105,969	7.43%		10,107,116
TIIE + 0.35% Notes due 2021(2)		6,000,000		(4,827)		5,995,173		—		5,995,173	8.72%		6,015,006
TIIE + 0.35% Notes due 2022 (2)		5,000,000		(5,889)		4,994,111		—		4,994,111	8.73%		5,006,345
8.79% Notes due 2027 (2)		4,500,000		(20,840)		4,479,160		92,295		4,571,455	8.84%		4,567,997
8.49% Senior Notes due 2037 (1)		4,500,000		(13,353)		4,486,647		31,838		4,518,485	8.94%		4,517,759
7.25% Senior Notes due 2043 (1)		6,500,000		(57,828)		6,442,172		39,271		6,481,443	7.92%		6,480,383
Bank loans (3)		6,000,000		(28,503)		5,971,497		—		5,971,497	9.77%		5,970,450
Bank loans (Sky) (4)		5,500,000		—		5,500,000		24,133		5,524,133	7.11%		5,514,854
Bank loans (TVI) (5)		2,334,538		(2,419)		2,332,119		7,361		2,339,480	9.44%		2,641,923
Total Mexican peso debt		50,334,538		(146,590)		50,187,948		313,798		50,501,746			50,821,833
Total debt (6)		123,124,638		(1,152,661)		121,971,977		1,120,009		123,091,986			124,096,998
Less: Current portion of long-term debt		989,156		(794)		988,362		1,120,009		2,108,371			2,103,870
Long-term debt, net of current portion	Ps.	122,135,482	Ps.	(1,151,867)	Ps.	120,983,615	Ps.	—	Ps.	120,983,615		Ps.	121,993,128

Finance lease obligations:
Satellite transponder lease obligation (7)	Ps.	4,569,773	Ps.	—	Ps.	4,569,773	Ps.	—	Ps.	4,569,773	7.30%	Ps.	4,938,049
Other (8)		748,171		—		748,171		—		748,171	6.29%		684,725
Total finance lease obligations		5,317,944		—		5,317,944		—		5,317,944			5,622,774
Less: Current portion		651,832		—		651,832		—		651,832			580,884
Finance lease obligations, net of current portion	Ps.	4,666,112	Ps.	—	Ps.	4,666,112	Ps.	—	Ps.	4,666,112		Ps.	5,041,890

Other notes payable:
Total other notes payable (9)	Ps.	2,576,874	Ps.	—	Ps.	2,576,874	Ps.	—	Ps.	2,576,874	3.00%	Ps.	3,684,060
Less: Current portion		1,288,437		—		1,288,437		—		1,288,437			1,178,435
Other notes payable, net of current portion	Ps.	1,288,437	Ps.	—	Ps.	1,288,437	Ps.	—	Ps.	1,288,437		Ps.	2,505,625
(1)

The Senior Notes due between 2025 and 2046, in the aggregate outstanding principal amount of U.S.$3,700 million and Ps.11,000,000, are unsecured obligations of the Company, rank equally in right of payment with all existing and future unsecured and unsubordinated indebtedness of the Company, and are junior in right of payment to all of the existing and future liabilities of the Company’s subsidiaries. Interest  rate on the Senior Notes due 2025, 2026, 2032, 2037, 2040, 2043, 2045 and 2046, including additional amounts payable in respect of certain Mexican withholding taxes, is 6.97%,  4.86%,  8.94%,  8.93%,  6.97%,  7.62%,  5.26% and 6.44% per annum, respectively, and is payable semi-annually. These Senior Notes may not be redeemed prior to maturity, except: (i) in the event of certain changes in law affecting the Mexican withholding tax treatment of certain payments on the securities, in which case the securities will be redeemable, in whole or in part, at the option of the Company; and (ii) in the event of a change of control, in which case the Company may be required to redeem the securities at 101% of their principal amount. Also, the Company may, at its own option, redeem the Senior Notes due 2025, 2026, 2037, 2040, 2043 and 2046, in whole or in part, at any time at a redemption price equal to the greater of the principal amount of these Senior Notes or the present value of future cash flows, at the redemption date, of principal and interest amounts of the Senior Notes discounted at a fixed rate of comparable U.S. or Mexican sovereign bonds. The Senior Notes due 2026, 2032, 2040, 2043, 2045 and 2046 were priced at 99.385%,  99.431%,  98.319%,  99.733%,  96.534%, and 99.677%, respectively, for a yield to maturity of 4.70%,  8.553%,  6.755%,  7.27%,  5.227% and 6.147%, respectively. The Senior Notes due 2025 were issued in two aggregate principal amounts of U.S.$400 million and U.S.$200 million, and were priced at 98.081% and 98.632%, respectively, for a yield to maturity of 6.802% and 6.787%, respectively. The agreement of these Senior Notes contains covenants that limit the ability of the Company and certain restricted subsidiaries engaged in the Group’s Content segment, to incur or assume liens, perform sale and leaseback transactions, and consummate certain mergers, consolidations and similar transactions. The Senior Notes due 2025, 2026, 2032, 2037, 2040, 2045 and 2046 are registered with the U.S. Securities and Exchange Commission (“SEC”). The Senior Notes due 2043 are registered with both the SEC and the Mexican Banking and Securities Commission (“Comisión Nacional Bancaria y de Valores”). In December 2017, the Company prepaid the principal outstanding amount of U.S.$500 million Senior Notes due 2018 at an aggregate redemption price of Ps.9,841,716 (U.S.$511.7 million), which included related fees and accrued and unpaid interest at the redemption date (see Note 22).

(2)

In 2010, 2014, 2015 and October 2017, the Company issued Notes (“Certificados Bursátiles”) due 2020, 2021, 2022 and 2027, respectively, through the BMV in the aggregate principal amount of Ps.10,000,000, Ps. 6,000,000, Ps.5,000,000 and Ps.4,500,000, respectively. Interest rate on the Notes due 2020 is 7.38% per annum and is payable semi-annually. Interest rate on the Notes due 2021 and 2022 is the TIIE plus 35 basis points per annum and is payable every 28 days. Interest rate on the Notes due 2027 is 8.79% per annum and is payable semi-annually. The Company may, at its own option, redeem the Notes due 2020 and 2027, in whole or in part, at any semi-annual interest payment date at a redemption price equal to the greater of the principal amount of the outstanding Notes and the present value of future cash flows, at the redemption date, of principal and interest amounts of the Notes discounted at a fixed rate of comparable Mexican sovereign bonds. The Company may, at its own option, redeem the Notes due 2021 and 2022, in whole or in part, at any date at a redemption price equal to the greater of the principal amount of the outstanding Notes and an average price calculated from prices to be provided at the redemption date by two Mexican financial pricing companies. The agreement of these Notes contains covenants that limit the ability of the Company and certain restricted subsidiaries appointed by the Company’s Board of Directors, and engaged in the Group’s Content segment, to incur or assume liens, perform sale and leaseback transactions, and consummate certain mergers, consolidations and similar transactions.

(3)

In November and December 2017, the Company entered into long-term credit agreements with three Mexican banks, in the aggregate principal amount of  Ps.6,000,000, and an annual interest rate payable on a monthly basis of 28-day TIIE plus a range between 125 and 130 basis points , and principal maturities between 2022 and 2023. The proceeds of these loans were used primarily for the prepayment in full of the Senior Notes due 2018. Under the terms of these loan agreements, the Company is required to: (a) maintain certain financial coverage ratios related to indebtedness and interest expense; and (b) comply with the restrictive covenant on spin-offs, mergers and similar transactions. In 2016 includes a long-term credit agreement entered into by the Company with a Mexican bank in the principal amount of Ps.1,250,000 with principal maturities between 2017 and 2018, and an annual interest rate payable on a monthly basis of 28‑day TIIE plus 117.5 basis points. The Company prepaid the remaining principal amount of this credit agreement in fourth quarter of 2017, in the aggregate amount of Ps.629,311, which included accrued and unpaid interest.

(4)

In March 2016, Sky: (i) entered into long-term debt agreements with two Mexican banks in the aggregate principal amount of Ps.5,500,000, with maturities between 2021 and 2023, and interest payable on a monthly basis with an annual interest rate in the range of 7.0% and 7.13%; and (ii) prepaid to the Company an outstanding amount in connection with a long-term loan in the principal amount of Ps.3,500,000.

(5)

In 2018 and 2017, included outstanding balances in the aggregate principal amount of Ps.2,334,538 and Ps.2,642,027, respectively, in connection with credit agreements entered into by TVI with Mexican banks, with maturities between 2018 and 2022, bearing interest at an annual rate of TIIE plus a range between 100 and 125 basis points, which is payable on a monthly basis. Under the terms of these credit agreements, TVI is required to comply with certain restrictive covenants and financial coverage ratios.

(6)	Total debt as of December 31, 2017, is presented net of unamortized finance costs in the aggregate amount of Ps.1,250,746, interest payable in the aggregate amount of Ps.1,796,847.
(7)

Under a capital lease agreement entered into with Intelsat Global Sales & Marketing Ltd. (“Intelsat”) in March 2010, Sky is obligated to pay at an annual interest rate of 7.30%, a monthly fee through 2027 of U.S.$3.0 million for satellite signal reception and retransmission service from 24 KU-band transponders on satellite IS‑21, which became operational in October 2012. The service term for IS‑21 will end at the earlier of: (a) the end of 15 years or; (b) the date IS-21 is taken out of service (see Note 11).

(8)

Includes minimum lease payments of property and equipment under leases that qualify as finance leases. In 2018 and 2017, includes Ps.691,591 and Ps.571,420, respectively, in connection with a lease agreement entered into by a subsidiary of the Company and GTAC, for the right to use certain capacity of a telecommunications network through 2029 (see Note 19). This lease agreement provides for annual payments through 2028. Other finance leases have terms which expire at various dates between 2018 and 2020.

(9)       Notes payable issued by the Group in 2016, in connection with the acquisition of a non-controlling interest in TVI. In 2018 and 2017, cash payments to be made between 2018 and 2020 related to these notes payable amounted to an aggregate of Ps.2,624,375 and Ps.3,808,395, respectively, including interest of Ps.249,375 and Ps.316,395, respectively (see Note 3). Accumulated accrued interest for this transaction amounted to Ps.201,875 and Ps. 192,060, as of December 31, 2018 and 2017, respectively. This was regarded as a Level 2 debt, which was fair valued using a discounted cash flow approach, which discounts the contractual cash flows using discount rates derived from observable market price of other quoted debt instruments. In March 2017, the Group prepaid a portion of the outstanding other notes payable with original maturities in August 2017 and 2018, for an aggregate amount of Ps.1,292,438, which included accrued interest at the payment date.

Schedule of outstanding principal amounts of hedged items

	December 31, 2018				December 31, 2017
			Thousands of				Thousands of
	Millions of		Mexican		Millions of		Mexican
Hedged Items	U.S. dollars		pesos		U.S. dollars		pesos
Investment in shares of UHI (net investment hedge)	U.S.$	421.2	Ps.	8,285,286	U.S.$	413.3	Ps.	8,144,843
Warrants issued by UHI (foreign currency fair value hedge)		1,775.1		34,921,530		1,847.0		36,395,183
Open Ended Fund (foreign currency fair value hedge)		389.5		7,662,726		180.0		3,546,918
Total	U.S.$	2,585.8	Ps.	50,869,542	U.S.$	2,440.3	Ps.	48,086,944

Schedule of foreign exchange gain or loss derived from senior notes designated as a hedge

Foreign Exchange Gain or Loss Derived from	Year Ended		Year Ended
Senior Notes Designated as Hedging Instruments	December 31, 2018		December 31, 2017
Recognized in:
Comprehensive income	Ps.	(189,213)	Ps.	2,050,599
Total foreign exchange (loss) gain derived from hedging Senior Notes	Ps.	(189,213)	Ps.	2,050,599
Offset against:
Foreign currency translation loss derived from the hedged net investment in shares of UHI	Ps.	(1,958)	Ps.	(260,133)
Foreign exchange loss derived from hedged warrants issued by UHI		(125,955)		(1,622,976)
Foreign exchange gain (loss) derived from the hedged Open Ended Fund		317,126		(167,490)
Total foreign currency translation and foreign exchange gain (loss) derived from hedged assets	Ps.	189,213	Ps.	(2,050,599)

Schedule of debt maturities

Debt maturities for the years subsequent to December 31, 2018, are as follows:

			Unamortized
	Nominal		Finance Costs
2019	Ps.	989,156	Ps.	(794)
2020		10,492,489		(13,420)
2021		7,992,489		(5,150)
2022		11,860,404		(23,107)
2023		3,500,000		(12,097)
Thereafter		88,290,100		(1,098,093)
	Ps.	123,124,638	Ps.	(1,152,661)

Schedule of future minimum payments under finance lease obligations

Future minimum payments under finance lease obligations for the years subsequent to December 31, 2018, are as follows:

2019	Ps.	1,046,000
2020		927,260
2021		795,775
2022		770,062
2023		770,680
Thereafter		2,849,044
		7,158,821
Less: Amount representing interest		1,840,877
	Ps.	5,317,944

Schedule of reconciliation of long-term debt and finance lease obligations arising from financing activities

			Cash Flow						Non-Cash Changes
									Foreign
	Balance as of								Exchange				Balance as of
	January 1, 2018		New Debt		Payments		New Debt		Income		Interest		December 31, 2018
Debt	Ps.	123,550,897	Ps.	—	Ps.	(307,489)	Ps.	—	Ps.	(118,770)	Ps.	—	Ps.	123,124,638
Satellite transponder lease obligations		4,938,049		—		(360,820)		—		(7,456)		—		4,569,773
Finance lease obligations		684,725		—		(179,628)		208,828		—		34,246		748,171
Total debt and lease obligations	Ps.	129,173,671	Ps.	—	Ps.	(847,937)	Ps.	208,828	Ps.	(126,226)	Ps.	34,246	Ps.	128,442,582

			Cash Flow						Non-Cash Changes
									Foreign
	Balance as of								Exchange				Balance as of
	January 1, 2017		New Debt		Payments		New Debt		Income		Interest		December 31, 2017
Debt	Ps.	128,288,206	Ps.	10,500,000	Ps.	(11,094,159)	Ps.	—	Ps.	(4,143,150)	Ps.	—	Ps.	123,550,897
Satellite transponder lease obligations		5,522,565		—		(351,335)		—		(233,181)		—		4,938,049
Finance lease obligations		869,261		—		(218,376)		—		—		33,840		684,725
Total debt and lease obligations	Ps.	134,680,032		10,500,000		(11,663,870)	Ps.	—	Ps.	(4,376,331)	Ps.	33,840	Ps.	129,173,671
Finance cost				(50,042)		—
Expense on Senior Notes prepayment				—		(158,496)
Cash in financing activities			Ps.	10,449,958	Ps.	(11,822,366)